EIP RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
Equipment Installment Plan Receivables

The following table summarizes the unbilled EIP receivables:

	December 31, 2016	December 31, 2015
EIP receivables, gross	$36,403	$31,393
Unamortized imputed interest	(2,327)	(1,984)

EIP receivables, net of unamortized imputed interest	$34,076	$29,409

Allowance for doubtful accounts	(1,092)	(942)

EIP receivables, net	$32,984	$28,467

Classified on the balance sheet as:	December 31, 2016	December 31, 2015
Equipment installment plan receivables, net	$20,246	$16,431
Long-term equipment installment plan receivables	12,738	12,036

EIP receivables, net	$32,984	$28,467

Equipment Installment Plan Receivables Credit Categories

The balances of EIP receivables on a gross basis by credit category as of the period presented were as follows:

	December 31, 2016	December 31, 2015
Prime	$28,902	$25,767
Subprime	7,501	5,626

Total EIP receivables, gross	$36,403	$31,393

Equipment Installment Plans Allowance for Credit Losses

The following table shows changes in the aggregate carrying amount of the unbilled EIP receivables:

	December 31, 2016	December 31, 2015
Beginning balance of EIP receivables, net	$28,467	$7,832
Additions	86,167	67,408
Billings and payments	(33,595)	(20,397)
Sales of EIP receivables	(47,672)	(21,955)
Foreign currency translation	110	(2,381)
Change in allowance for doubtful accounts and imputed interest	(493)	(2,040)
Total EIP receivables, net	$32,984	$28,467

Summary of Impact of Sales of EIP receivables

The following table summarizes the impact of the sales of the EIP receivables in the years ended December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
EIP receivables derecognized	$47,672	$21,955
Cash proceeds (gross of initial legal and bank set-up fees)	(41,338)	(18,827)
Reversal of unamortized imputed interest	(3,393)	(1,535)
Reversal of allowance for doubtful accounts	(1,430)	(659)

Pre-tax loss on sales of EIP receivables	$1,511	$934

Initial legal and bank set-up fees	$—	$1,175